Other Non-Current Receivables (Details) - Schedule of Other Non-Current Receivables - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Other Non Current Receivables [Abstract]
Receivables with shareholders	$ 8,763,027
Total Other Non-Current receivables	$ 8,763,027